5. RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Related Party Transactions [Abstract]
5. RELATED PARTY TRANSACTIONS

NOTE 5 - RELATED PARTY TRANSACTIONS

At various times, the Company’s Receiver extended short term financing to the Company at an interest rate of 15%. Due to the nature of the Receiver’s business, sometimes the accrued interest due to the Receiver is not reimbursed. As of July 31, 2019, and July 31, 2018 the Company’s Receiver had extended $-0- and $8,829, respectively, in short term borrowings to the Company. These borrowings were incurred to help the Company pay for certain expenses associated with the Company’s Receivership status. During the three months ended April 30, 2019, the principal amount of $8,829 and accrued interest of $1,370 was replaced by convertible promissory notes and immediately converted into 7,000,000 shares of common stock.

NOTE 5 - RELATED PARTY TRANSACTIONS

At various times, the Company’s Receiver extended short term financing to the Company at an interest rate of 15%. Due to the nature of the Receiver’s business, sometimes the accrued interest due to the Receiver is not reimbursed. As of July 31, 2020, and July 31, 2019 the Company’s Receiver had extended $-0- and $-0-, respectively, in short term borrowings to the Company. These borrowings were incurred to help the Company pay for certain expenses associated with the Company’s Receivership status. During the three months ended April 30, 2019, the principal amount of $8,829 and accrued interest of $1,370 was replaced by convertible promissory notes and immediately converted into 7,000,000 shares of common stock.

The Company’s controlling stockholder, The OZ Corporation, paid for certain expenses associated with the operations of the business. These short-term loans to the Company carry an interest rate of 0%. As of July 31, 2020, and July 31, 2019 The OZ Corporation had extended $-0- and $147,513, respectively, in short term borrowings to the Company.